BALANCE SHEET DETAILS - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories:
Raw materials	$ 3,610	$ 3,821
Work in process	2,674	3,362
Finished goods	10,855	15,394
Total Inventory	17,139	22,577
Finished goods at customer sites	$ 10,600	$ 14,500